As filed with the Securities and Exchange Commission on April 21, 2016

File No. 333-62051

ICA No. 811-8979

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33

Victory Variable Insurance Funds

(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 362-5365

(Area Code and Telephone Number)

Copy to:

Charles Booth	Christopher K. Dyer	Jay G. Baris
CITI Fund Services, Inc.	Victory Variable Insurance Fund	Morrison & Foerster LLP
3435 Stelzer Road	4900 Tiedeman Road	1290 Avenue of the Americas
Columbus, Ohio 43219	Brooklyn, OH 44144	New York, New York 10104-0050
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of April, 2016.

VICTORY VARIABLE INSURANCE FUNDS

(Registrant)

By:	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of April, 2016.

	/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

	/s/ Christopher E. Sabato	Treasurer (Principal Accounting Officer and Principal Financial Officer)
Christopher E. Sabato

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D. T. Andrews

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

	*	Trustee
Sally M. Dungan

	*	Trustee
John L. Kelly

	*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)